Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 22,575	$ 42,886
Restricted bank deposit	36	32
Short-term bank deposit	40,000
Trade receivables (net of allowances for doubtful accounts amounted to $9 as of December 31, 2017, and 2016)	20,266	4,388
Inventories	1,199	623
Other accounts receivable and prepaid expenses	2,685	1,960
Total current assets	86,761	49,889
SEVERANCE PAY FUND	3,052	2,788
OTHER LONG -TERM RECEIVABLES	172	375
PROPERTY AND EQUIPMENT, NET	1,924	1,516
Total assets	91,909	54,568
CURRENT LIABILITIES:
Trade payables	1,828	2,820
Employees and payroll accruals	4,062	3,541
Deferred revenues and advances from customers	2,601	2,593
Other accounts payable and accrued expenses	3,428	2,081
Total current liabilities	11,919	11,035
NON- CURRENT LIABILITIES:
Deferred revenues	21	123
Accrued severance pay	3,573	3,267
Total non-current liabilities	3,594	3,390
Total liabilities	15,513	14,425
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2017 and 2016; 13,446,007 and 11,622,260 shares issued and 13,409,975 and 11,586,228 shares outstanding at December 31, 2017 and 2016, respectively	628	523
Additional paid-in capital	131,491	98,283
Accumulated other comprehensive loss	(2,520)	(2,559)
Accumulated deficit	(53,203)	(56,104)
Total shareholders' equity	76,396	40,143
Total liabilities and shareholders' equity	$ 91,909	$ 54,568